Loans and Advances to Customers	12 Months Ended
Dec. 31, 2020
Net Loans and Advances to Customers [abstract]
Loans and Advances to Customers
13. LOANS AND ADVANCES TO CUSTOMERS

	Group
	2020	2019
	£m	£m
Loans secured on residential properties	166,714	165,356
Corporate loans	24,474	27,043
Finance leases	6,554	6,264
Secured advances	—	—
Other unsecured loans	9,933	7,096
Amounts due from fellow Banco Santander subsidiaries and joint ventures	2,425	2,366
Amounts due from Santander UK Group Holdings plc	7	8
Amounts due from subsidiaries	—	—
Loans and advances to customers	210,107	208,133
Credit impairment loss allowances on loans and advances to customers	(1,303)	(785)
RV and voluntary termination provisions on finance leases	(54)	(61)
Net loans and advances to customers	208,750	207,287

For movements in expected credit losses, see the Credit risk section of the Risk review.
Finance lease and hire purchase contract receivables may be analysed as follows:

						Group
	2020			2019
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	3,468	(297)	3,171	3,060	(303)	2,757
Later than one year and not later than two years	1,829	(173)	1,656	2,046	(207)	1,839
Later than two years and not later than three years	1,099	(106)	993	1,157	(119)	1,038
Later than three years and not later than four years	575	(55)	520	541	(54)	487
Later than four years and not later than five years	231	(25)	206	41	(4)	37
Later than five years	8	—	8	147	(41)	106
	7,210	(656)	6,554	6,992	(728)	6,264
The prior year analysis by maturity in the table above has been restated to conform with the current year presentation.
The Santander UK group enters into finance leasing arrangements primarily for the financing of motor vehicles and a range of assets for its corporate customers. Included in the carrying value of net investment in finance leases and hire purchase contracts is £3,552m (2019: £3,512m) of unguaranteed RV at the end of the current lease terms, which is expected to be recovered through re-payment, re-financing or sale. Contingent rent income of £nil (2019: £nil, 2018: £nil) was earned during the year, which was classified in ‘Interest and similar income’. Finance income on the net investment in finance leases was £308m (2019: £299m, 2018: £346m).
Finance lease receivable balances are secured over the asset leased. The Santander UK group is not permitted to sell or repledge the asset in the absence of default by the lessee. The Directors consider that the carrying amount of the finance lease receivables approximates to their fair value.
Included within loans and advances to customers are advances assigned to bankruptcy remote structured entities and Abbey Covered Bonds LLP. These loans provide security to issues of covered bonds and mortgage-backed or other asset-backed securities issued by the Santander UK group. For more, see Note 14.